Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Schedule of Condensed Financial Information with Respect to the Statement of Financial Position
Condensed financial information with respect to the statement of financial position

	ZIM		Qoros*
	As at December 31,
	2020	2019	2019
	$ Thousands
Principal place of business	International		China
Proportion of ownership interest	32%	32%	24%

Current assets	1,201,628	630,817	570,764
Non-current assets	1,622,613	1,295,277	1,136,740
Current liabilities	(1,151,510)	(926,339)	(1,080,340)
Non-current liabilities	(1,398,276)	(1,252,022)	(503,193)
Non-controlling interests	(7,189)	(5,402)	-
Total net assets/(liabilities) attributable to the Group	267,266	(257,669)	123,971

Share of Group in net assets/(liabilities)	85,525	(82,454)	14,877
Adjustments:
Write back of assets and investment	43,505	-	-
Currency translation	-	-	20,571
Excess cost	168,118	166,724	-
Book value of investment	297,148	84,270	35,448

Investments in associated companies	297,148	84,270	35,448
Asset held for sale	-	-	69,592

*
As a result of the completion of the 12% sale of interest in Qoros in April 2020, Kenon has ceased to classify its remaining interest in Qoros as an investment in associate. Refer to Note Note 9.B.b.3 for further details.

Schedule of Condensed Financial Information with Respect to Results of Operations
Condensed financial information with respect to results of operations

	ZIM			Qoros*
	For the year ended December 31,
	2020	2019	2018	2020***	2019	2018
	$ Thousands

Revenue	3,991,696	3,299,761	3,247,864	23,852	349,832	811,997

(Loss) / income **	517,961	(18,149)	(125,653)	(52,089)	(312,007)	(330,023)

Other comprehensive income **	5,854	(9,999)	(6,057)	(3)	(8)	(23)

Total comprehensive income	523,815	(28,148)	(131,710)	(52,092)	(312,015)	(330,046)

Kenon’s share of comprehensive income	167,621	(9,007)	(42,147)	(6,251)	(37,442)	(79,211)

Adjustments	1,394	1,432	13,290	3	386	873

Kenon’s share of comprehensive income presented in the books	169,015	(7,575)	(28,857)	(6,248)	(37,056)	(78,338)

*
The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2020 were approximately $13 million, $1 million, $18 million and $nil thousand (2019: $172 million, $6 million, $49 million and $33 thousand; 2018: $129 million, $5 million, $42 million and $142 thousand) respectively.

**	Excludes portion attributable to non-controlling interest.

***	The 2020 equity accounted results reflect Kenon’s share of losses in Qoros until the completion date of the sale, i.e. April 29, 2020.

Schedule of changes of interest in Qoros
		For the year ended December 31,
		2020	2019	2018
	Note	$ Thousands
Gain on sale of 26% interest in Qoros	9.B.b.2	-	-	504,049
Gain on sale of 12% interest in Qoros	9.B.b.3	152,610	-	-
Fair value gain on long-term investment	9.B.b.3	154,475	-	-
Fair value loss on put option	9.B.b.3	(3,362)	(18,957)	(39,788)
Recovery of financial guarantee	9.B.b.4.h	6,195	11,144	62,563
		309,918	(7,813)	526,824

Schedule of Back-To-Back Guarantees
Set forth below is an overview of the movements in provision for financial guarantees provided by Kenon as described above:

Date	Description	Amount ($ million)
June 2016	Provision in respect of Kenon’s “back-to-back” guarantee obligations to Chery (See Note 9.B.b.4.e)	160
December 2016	Shareholder loan to Qoros (See Note 9.B.b.4.f)	(36)
March 2017	Transfer of First Tranche Loans (See Note 9.B.b.4.g)	(64)
April 2017	Transfer of Second Tranche Loans (See Note 9.B.b.4.g)	(16)
January 2018	Release of remaining financial guarantees (See Note 9.B.b.4.g)	(44)
December 2018	Year end balance	-